Warrants and Share-based Payment - Summary of Warrant Compensation Cost (Detail) - Warrants [member] - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 14,949	€ 9,435
Research and development cost [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	8,890	4,934
General and administrative expense [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 6,059	€ 4,501